Villere Equity Fund

SCHEDULE OF INVESTMENTS at May 31, 2022 (Unaudited)

Shares			Value
COMMON STOCKS: 96.5%
Administrative & Support Services: 3.4%
21,900		TTEC Holdings, Inc.	$1,476,936

Amusement, Gambling & Recreation Industries: 2.7%
22,925		Caesars Entertainment, Inc. [1]	1,150,147

Broadcasting: 5.4%
68,505		Paramount Global - Class B [2]	2,351,777

Chemical Manufacturing: 4.2%
20,320		Ligand Pharmaceuticals, Inc. [1]	1,806,651

Computer & Electronic Product Manufacturing: 16.5%
4,250		IDEXX Laboratories, Inc. [1,2]	1,664,385
50,920		ON Semiconductor Corp. [1,2]	3,089,825
5,470		Roper Technologies, Inc.	2,420,147
			7,174,357
Credit Intermediation: 22.2%
18,650		Euronet Worldwide, Inc. [1]	2,259,634
67,890		First Hawaiian, Inc.	1,738,663
128,190		Kearny Financial Corp. [2]	1,590,838
83,130		Open Lending Corp. - Class A [1]	1,093,991
158,135		Paya Holdings, Inc. - Class A [1]	931,415
9,435		Visa, Inc. - Class A [2]	2,001,824
			9,616,365
Health Care Equipment Manufacturing: 15.4%
10,490		STERIS PLC	2,393,818
9,715		Stryker Corp. [2]	2,278,168
7,060		Teleflex, Inc.	2,031,444
			6,703,430
Insurance Carriers & Related Activities: 5.6%
38,950		Palomar Holdings, Inc. [1]	2,420,743

Mining: 6.5%
72,030		Freeport-McMoRan, Inc.	2,814,932

Professional, Scientific & Technical Services: 3.2%
48,090		Ebix, Inc. [2]	1,401,823

Publishing Industries: 2.2%
227,825		Porch Group, Inc. [1,2]	938,639

Sporting & Recreation Goods: 4.5%
4,900		Pool Corp. [2]	1,953,238

Truck Transportation: 4.7%
11,845		J.B. Hunt Transport Services, Inc. [2]	2,044,210

TOTAL COMMON STOCKS
(Cost $35,815,975)			41,853,248

SHORT-TERM INVESTMENTS: 3.6%
Money Market Funds: 3.6%
1,562,523		Invesco Government & Agency Portfolio - Institutional Class , 0.674% [3]	1,562,523

TOTAL SHORT-TERM INVESTMENTS
(Cost $1,562,523)			1,562,523

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING: 31.9%
Private Funds: 31.9%
13,857,827		Mount Vernon Liquid Assets Portfolio, 0.920% [3]	13,857,827

TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING
(Cost $13,857,827)			13,857,827

TOTAL INVESTMENTS IN SECURITIES: 132.0%
(Cost $51,236,325)			57,273,598
Liabilities in Excess of Other Assets: (32.0)%			(13,885,074)
TOTAL NET ASSETS: 100.0%			$43,388,524

	[1]	Non-income producing security.
	[2]	All or a portion of this security is out on loan as of May 31, 2022. Total value of securities out on loan is $13,384,551 or 30.8% of net assets.
	[3]	Annualized seven-day effective yield as of May 31, 2022.

Villere Equity Fund
Summary of Fair Value Exposure at May 31, 2022 (Unaudited)

The Villere Equity Fund (the “Equity Fund”) utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2022. See Schedule of Investments for industry breakouts:

Description	Investments Measured at Net Asset Value	Level 1	Level 2	Level 3	Total

Common Stocks	$-	$41,853,248	$-	$-	$41,853,248
Short-Term Investments	-	1,562,523	-	-	1,562,523
Investments Purchased with Cash Proceeds from Securities Lending	13,857,827	-	-	-	13,857,827
Total Investments in Securities	$13,857,827	$43,415,771	$-	$-	$57,273,598